Risk management and concentrations of risk (Details) (Interest Rate Swap [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Interest Rate Swap [Member]
Derivative [Line Items]
Description of Interest Rate Derivative Activities	LIBOR	[1]
Derivative, Notional Amount	$ 212,333	[1]
Derivative Liability, Fair Value, Gross Liability	$ (9,220)	[1]
Derivative, Description of Terms	Sept 2026	[1]
Derivative, Fixed Interest Rate	2.80%	[1],[2]

[1]	All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.
[2]	Excludes the margins paid on the floating-rate debt.